Schedule of Investments (unaudited) July 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
BWP Trust	193,513	$534,295
Charter Hall Long Wale REIT	172,579	573,032
Charter Hall Retail REIT	189,460	432,071
Cromwell Property Group	961,085	609,979
Dexus	437,059	2,667,349
GPT Group (The)	780,205	2,170,954
Mirvac Group	1,574,190	2,359,465
National Storage REIT	379,171	489,461
Scentre Group	2,077,350	3,039,135
Shopping Centres Australasia Property Group	423,100	655,401
Stockland	954,145	2,182,806
Vicinity Centres	1,501,296	1,405,034

		17,118,982

Austria — 0.4%
CA Immobilien Anlagen AG(a)	27,573	867,295

Belgium — 2.6%
Aedifica SA	10,840	1,256,193
Ascencio	2,016	108,230
Befimmo SA	8,692	395,714
Cofinimmo SA	10,336	1,478,901
Intervest Offices & Warehouses NV	8,778	225,765
Leasinvest Real Estate SCA	937	93,737
Montea CVA	5,007	559,514
Retail Estates NV	4,006	256,277
Warehouses De Pauw CVA	52,818	1,695,715
Wereldhave Belgium Comm VA(a)	906	52,817
Xior Student Housing NV	6,025	359,790

		6,482,653

Canada — 6.2%
Allied Properties REIT	48,661	1,457,105
Artis REIT	47,669	280,071
Boardwalk REIT	15,228	348,215
Canadian Apartment Properties REIT	67,746	2,456,456
Chartwell Retirement Residences	84,942	625,888
Choice Properties REIT	102,161	967,078
Cominar REIT	67,139	399,977
Crombie REIT(b)	36,867	359,175
Dream Industrial REIT	60,656	498,108
Dream Office REIT	17,232	253,302
First Capital Real Estate Investment Trust	86,238	874,290
Granite REIT	21,612	1,256,868
H&R Real Estate Investment Trust	112,587	844,718
InterRent REIT	44,803	456,894
Killam Apartment REIT	38,597	501,372
Northview Apartment Real Estate Investment Trust	23,274	608,825
NorthWest Healthcare Properties REIT	59,782	502,088
RioCan REIT	126,635	1,414,304
SmartCentres Real Estate Investment Trust	51,855	785,084
Summit Industrial Income REIT	49,757	447,609
WPT Industrial Real Estate Investment Trust	21,284	288,398

		15,625,825

Finland — 0.8%
Citycon OYJ(b)	31,033	226,050
Kojamo OYJ	72,026	1,797,103

		2,023,153

France — 3.7%
Carmila SA	14,550	172,054

Security	Shares	Value

France (continued)
Covivio	18,537	$1,343,696
Gecina SA	20,752	2,687,046
ICADE	12,627	836,160
Klepierre SA	75,801	1,307,770
Mercialys SA	25,233	190,665
Unibail-Rodamco-Westfield	53,942	2,839,771

		9,377,162

Germany — 13.2%
ADO Properties SA(a)(c)	25,105	710,105
alstria office REIT AG(a)	71,134	1,067,431
Aroundtown SA(a)	481,408	2,907,805
Deutsche EuroShop AG(a)	20,743	308,324
Deutsche Wohnen SE	144,120	7,021,382
Grand City Properties SA	44,406	1,059,654
Hamborner REIT AG(a)	27,159	280,786
LEG Immobilien AG(a)	27,644	3,865,805
Sirius Real Estate Ltd.	380,117	366,694
TAG Immobilien AG	50,527	1,327,604
TLG Immobilien AG(a)	5,517	113,646
Vonovia SE(b)	217,226	14,174,072

		33,203,308

Hong Kong — 12.7%
Champion REIT	786,000	416,823
CK Asset Holdings Ltd.	1,074,500	5,968,520
Hang Lung Properties Ltd.	814,000	1,997,662
Hongkong Land Holdings Ltd.	464,100	1,758,939
Hysan Development Co. Ltd.	247,000	682,021
Link REIT	823,200	6,388,929
New World Development Co. Ltd.	570,333	2,781,682
Sino Land Co. Ltd.	1,324,800	1,605,103
Sun Hung Kai Properties Ltd.	569,500	6,973,439
Swire Properties Ltd.	422,600	976,045
Wharf Real Estate Investment Co. Ltd.	654,900	2,315,329

		31,864,492

Ireland — 0.3%
Hibernia REIT PLC	271,717	365,003
Irish Residential Properties REIT PLC	175,365	300,685

		665,688

Israel — 0.4%
Amot Investments Ltd.	53,795	259,310
Azrieli Group Ltd.	14,641	701,443

		960,753

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	26,959	100,738

Japan — 24.3%
Activia Properties Inc.	279	919,621
Advance Residence Investment Corp.	516	1,664,201
Aeon Mall Co. Ltd.	47,800	568,283
AEON REIT Investment Corp.	627	616,741
Comforia Residential REIT Inc.	246	770,132
Daiwa House REIT Investment Corp.	804	2,088,894
Daiwa Office Investment Corp.	110	575,333
Daiwa Securities Living Investments Corp.	752	761,033
Frontier Real Estate Investment Corp.	181	505,355
Fukuoka REIT Corp.	291	337,156
Global One Real Estate Investment Corp.	387	349,922
GLP J-REIT	1,452	2,412,905
Hulic Co. Ltd.	145,500	1,246,789

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Reit Inc.	464	$548,128
Ichigo Office REIT Investment Corp.	467	305,209
Industrial & Infrastructure Fund Investment Corp.	692	1,291,978
Invesco Office J-Reit Inc.	3,458	408,497
Invincible Investment Corp.	1,956	447,699
Japan Excellent Inc.	500	528,705
Japan Hotel REIT Investment Corp.	1,790	645,876
Japan Logistics Fund Inc.	342	1,025,385
Japan Prime Realty Investment Corp.	349	918,630
Japan Real Estate Investment Corp.	521	2,660,929
Japan Retail Fund Investment Corp.	1,050	1,260,238
Kenedix Office Investment Corp.	153	836,414
Kenedix Residential Next Investment Corp.	377	689,247
Kenedix Retail REIT Corp.	216	374,879
LaSalle Logiport REIT	547	996,944
MCUBS MidCity Investment Corp.	657	426,898
Mitsubishi Estate Co. Ltd.	455,300	6,541,197
Mitsubishi Estate Logistics REIT Investment Corp.	118	537,378
Mitsui Fudosan Co. Ltd.	369,900	5,765,584
Mitsui Fudosan Logistics Park Inc.	165	900,454
Mori Hills REIT Investment Corp.	619	802,657
Mori Trust Sogo REIT Inc.	398	463,386
Nippon Accommodations Fund Inc.	178	1,146,486
Nippon Building Fund Inc.	508	2,844,377
Nippon Prologis REIT Inc.	854	2,944,131
Nippon REIT Investment Corp.	172	519,758
Nomura Real Estate Holdings Inc.	45,300	750,644
Nomura Real Estate Master Fund Inc.	1,799	2,225,567
Orix JREIT Inc.	1,057	1,358,614
Premier Investment Corp.	507	569,194
Sekisui House Reit Inc.	1,608	1,050,911
Sumitomo Realty & Development Co. Ltd.	157,900	4,016,571
Tokyo Tatemono Co. Ltd.	79,500	849,664
Tokyu REIT Inc.	347	433,873
United Urban Investment Corp.	1,175	1,143,550

		61,046,017

Malta — 0.0%
BGP Holdings PLC(a)(d)	6,603,392	78

Netherlands — 0.3%
Eurocommercial Properties NV	19,372	238,695
NSI NV	7,104	254,534
Vastned Retail NV	6,657	168,459
Wereldhave NV(b)	16,600	143,590

		805,278

New Zealand — 0.6%
Goodman Property Trust	435,224	643,633
Kiwi Property Group Ltd.	627,687	447,403
Precinct Properties New Zealand Ltd.	422,591	482,788

		1,573,824

Norway — 0.4%
Entra ASA(c)	66,689	940,963

Singapore — 7.7%
Ascendas REIT	1,176,290	3,036,583
Ascott Residence Trust	711,700	464,502
CapitaLand Commercial Trust	1,091,067	1,280,987
CapitaLand Ltd.	996,100	2,004,839
CapitaLand Mall Trust(b)	960,000	1,323,124
CDL Hospitality Trusts	309,900	219,210

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	187,300	$1,117,271
Fortune REIT(b)	534,000	465,085
Frasers Centrepoint Trust	283,200	491,516
Frasers Logistics & Commercial Trust	996,700	981,219
Keppel DC REIT(b)	485,671	1,055,422
Keppel REIT	785,800	630,336
Manulife US Real Estate Investment Trust	573,800	441,826
Mapletree Commercial Trust	876,017	1,175,433
Mapletree Industrial Trust	613,900	1,459,428
Mapletree Logistics Trust	1,018,961	1,582,722
Suntec REIT	822,500	803,727
UOL Group Ltd.	197,300	952,473

		19,485,703

Spain — 0.9%
Inmobiliaria Colonial Socimi SA	130,034	1,110,953
Lar Espana Real Estate Socimi SA	24,120	126,922
Merlin Properties Socimi SA	132,687	1,096,748

		2,334,623

Sweden — 4.5%
Atrium Ljungberg AB, Class B	18,245	281,272
Castellum AB	107,824	2,314,579
Catena AB	10,145	418,843
Dios Fastigheter AB	32,679	221,810
Fabege AB	105,543	1,348,868
Fastighets AB Balder, Class B(a)	38,786	1,601,750
Hufvudstaden AB, Class A	43,800	570,045
Klovern AB, Class B	203,306	324,352
Kungsleden AB	75,494	607,823
Nyfosa AB(a)	70,216	523,572
Pandox AB(a)	35,537	447,060
Samhallsbyggnadsbolaget i Norden AB	376,326	1,019,150
Wallenstam AB, Class B	64,866	811,572
Wihlborgs Fastigheter AB	53,103	891,533

		11,382,229

Switzerland — 2.7%
Allreal Holding AG, Registered	5,618	1,122,735
Hiag Immobilien Holding AG(a)	1,133	110,348
Intershop Holding AG	445	273,447
Mobimo Holding AG, Registered	2,582	728,024
PSP Swiss Property AG, Registered	17,216	1,928,449
Swiss Prime Site AG, Registered	30,054	2,747,049

		6,910,052

United Kingdom — 10.6%
Aberdeen Standard European Logistics Income PLC(c)	89,127	124,583
Assura PLC	1,045,920	1,084,488
Big Yellow Group PLC	64,536	863,128
BMO Commercial Property Trust	216,347	166,114
BMO Real Estate Investments Ltd.	101,972	73,343
British Land Co. PLC (The)	370,092	1,778,315
Capital & Counties Properties PLC	293,222	538,410
Civitas Social Housing PLC	247,704	367,376
Custodian REIT PLC	158,007	184,572
Derwent London PLC	40,245	1,519,148
Empiric Student Property PLC	228,658	193,573
GCP Student Living PLC	180,302	295,808
Grainger PLC	264,822	1,008,673
Great Portland Estates PLC	101,384	784,560
Hammerson PLC(b)	308,443	259,821
Helical PLC	38,369	153,344

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Impact Healthcare REIT PLC	97,304	$128,988
Intu Properties PLC(a)(b)	66,494	22
Land Securities Group PLC	285,157	2,158,032
LondonMetric Property PLC	351,782	1,066,559
LXI REIT PLC	210,407	291,072
NewRiver REIT PLC(b)	123,251	98,839
Phoenix Spree Deutschland Ltd.	34,049	129,599
Picton Property Income Ltd. (The)	212,854	189,972
Primary Health Properties PLC	480,973	970,904
RDI REIT PLC	106,396	124,982
Regional REIT Ltd.(c)	140,669	122,408
Safestore Holdings PLC	81,496	817,736
Schroder REIT Ltd.	218,467	99,355
Segro PLC	475,969	6,054,681
Shaftesbury PLC	88,927	599,340
Standard Life Investment Property Income Trust Ltd.	162,346	121,242
Target Healthcare REIT PLC	181,046	264,712
Triple Point Social Housing REIT PLC(c)	123,954	174,078
Tritax Big Box REIT PLC	682,854	1,356,916
Tritax EuroBox PLC(c)	174,688	206,350
UK Commercial Property REIT Ltd.	256,761	231,518
UNITE Group PLC (The)(a)	127,203	1,567,697
Workspace Group PLC	53,083	428,479

		26,598,737

Total Common Stocks — 99.1% (Cost: $303,751,617)		249,367,553

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.40%(e)(f)(g)	3,674,840	$3,678,882
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.12%(e)(f)	130,000	130,000

		3,808,882

Total Short-Term Investments — 1.5% (Cost: $3,809,349)		3,808,882

Total Investments in Securities — 100.6% (Cost: $307,560,966)		253,176,435

Other Assets, Less Liabilities — (0.6)%		(1,394,878)

Net Assets — 100.0%		$251,781,557

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$411,987	$3,269,040	(a)	$—	$(855)	$(1,290)	$3,678,882	3,674,840	$54,172	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	40,000	(a)	—	—	—	130,000	130,000	60		—

					$(855)	$(1,290)	$3,808,882		$54,232		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	41	09/18/20	$1,320	$32,108
Euro STOXX 50 Index	8	09/18/20	301	(5,134)
Hang Seng Index	2	08/28/20	317	(2,238)
TOPIX Index	4	09/10/20	566	(21,244)

				$3,492

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® International Developed Real Estate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$249,367,475	$—	$78	$249,367,553
Money Market Funds	3,808,882	—	—	3,808,882

	$253,176,357	$—	$78	$253,176,435

Derivative financial instruments(a)
Assets
Futures Contracts	$32,108	$—	$—	$32,108
Liabilities
Futures Contracts	(28,616)	—	—	(28,616)

	$3,492	$—	$—	$3,492

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4